Expense Example, No Redemption {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund - AMCIZ PRO-14 - Fidelity Global Commodity Stock Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Global Commodity Stock Fund: Class A
Expense Example, No Redemption:
1 Year	$ 693
3 Years	943
5 Years	1,212
10 Years	1,978
Fidelity Advisor Global Commodity Stock Fund: Class M
Expense Example, No Redemption:
1 Year	499
3 Years	813
5 Years	1,150
10 Years	2,099
Fidelity Advisor Global Commodity Stock Fund: Class C
Expense Example, No Redemption:
1 Year	200
3 Years	618
5 Years	1,062
10 Years	2,104
Fidelity Advisor Global Commodity Stock Fund: Class I
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143
Fidelity Advisor Global Commodity Stock Fund: Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	$ 990